FINANCIAL INSTRUMENTS (Details 10) - Trade Receivabless [Member] - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	76.00%
Concentration of credit risk	$ 29,569
Customer B [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage		35.00%	5.00%
Concentration of credit risk		$ 18,577	$ 22,500
Customer D [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	10.00%
Concentration of credit risk	$ 3,979
Customer E [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage		12.00%	16.00%
Concentration of credit risk		$ 6,237	$ 7,230